Revenue (Tables)	12 Months Ended
Mar. 31, 2018
Revenue [abstract]
Schedule Of Revenue [Table Text Block]
Revenue consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Sales	Rs.	138,022	Rs.	138,663	Rs.	152,476
Service income		1,534		1,536		1,466
License fees(1)		2,472		610		766
	Rs.	142,028	Rs.	140,809	Rs.	154,708
Excise duty included in revenues	Rs.	173	Rs.	939	Rs.	842

(1)	License fees for the year ended March 31, 2018 primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 35 of these consolidated financial statements for further details.